Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Long-term debt	$ 87,138	$ 83,625
Less: Deferred finance fees	(1,371)	(1,343)
Total long term debt net of deferred finance fees	85,767	82,282
Presented [Abstract]
Current portion of long term debt	4,347	4,345
Long term debt	$ 81,420	77,937
New Huarong Facility [Member]
Debt [Abstract]
Financed vessel	M/T Eco West Coast and M/T Eco Malibu
Long-term debt	$ 81,375	83,625
ABCFL Facility [Member]
Debt [Abstract]
Financed vessel	Hull No. 25110062
Long-term debt	$ 5,763	$ 0
Presented [Abstract]
Long term debt	$ 5,763